Document and Entity Information (USD $)	12 Months Ended
	Jan. 31, 2012	Apr. 02, 2012	Jul. 29, 2011
Document and Entity Information
Entity Registrant Name	MESABI TRUST
Entity Central Index Key	0000065172
Document Type	10-K
Document Period End Date	Jan 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 395,961,902
Units of Beneficial Interest, Units Outstanding		13,120,010
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Jan. 31, 2012	Jan. 31, 2011
ASSETS
CASH AND CASH EQUIVALENTS	$ 10,253,474	$ 8,693,691
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)		668,889
ACCRUED INCOME RECEIVABLE	387,980	232,786
PREPAID EXPENSE	53,767	50,207
CURRENT ASSETS	10,695,221	9,645,573
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	473,816
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
TOTAL FIXED PROPERTY, including intangibles, at nominal values	3	3
TOTAL ASSETS	11,169,040	9,645,576
LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS
DISTRIBUTION PAYABLE	9,971,208	8,528,006
ACCRUED EXPENSES	166,321	129,765
TOTAL LIABILITIES	10,137,529	8,657,771
UNALLOCATED RESERVE	1,031,508	987,802
TRUST CORPUS	3	3
TOTAL LIABILITIES, UNALLOCATED RESERVE, AND TRUST CORPUS	$ 11,169,040	$ 9,645,576

BALANCE SHEETS (Parenthetical)	Jan. 31, 2012	Jan. 31, 2011
BALANCE SHEETS
Certificate of beneficial interest of Land Trust, units	13,120,010	13,120,010

STATEMENTS OF INCOME (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
REVENUES
Royalties under amended lease agreements	$ 33,467,153	$ 32,751,210	$ 12,924,330
Royalties under Peters Lease fee	687,029	576,428	305,407
Interest	4,144	14,233	11,932
Total revenues	34,158,326	33,341,871	13,241,669
EXPENSES
Compensation of Trustees	230,612	223,811	178,581
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	272,931	238,023	224,796
Accounting	127,320	127,485	125,009
Mining consultant and field representatives	24,953	23,512	22,908
Insurance	113,955	69,408	66,492
Annual stock exchange fee	38,000	38,000	38,000
Transfer agent's and registrar's fees	6,597	11,798	9,974
Other Trust expenses	44,126	84,140	89,747
Total expenses	920,994	878,677	818,007
NET INCOME	$ 33,237,332	$ 32,463,194	$ 12,423,662
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	13,120,010	13,120,010	13,120,010
NET INCOME PER UNIT (in dollars per unit)	$ 2.533	$ 2.474	$ 0.947

STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) (USD $)	Total USD ($)	Unallocated Reserve Number of Units	Unallocated Reserve USD ($)	Trust Corpus USD ($)
BALANCE at Jan. 31, 2009			$ 3,792,181	$ 3
BALANCE (in units) at Jan. 31, 2009		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(4,985,604)
BALANCE at May. 20, 2009
BALANCE at Jan. 31, 2009			3,792,181	3
BALANCE (in units) at Jan. 31, 2009		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(2,886,402)
BALANCE at Nov. 20, 2009
BALANCE at Jan. 31, 2009			3,792,181	3
BALANCE (in units) at Jan. 31, 2009		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	12,423,662		12,423,662
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
BALANCE at Oct. 31, 2009
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution declared $.76, $.65, $.55, for January 13,2012, January 14,2011 and January 15,2010 respectively and paid on February 20, 2012, 2011 and 2010 respectively			(7,216,005)
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(1,640,001)
BALANCE at May. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(10,496,008)
BALANCE at Aug. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(11,939,209)
BALANCE at Nov. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	32,463,194		32,463,194
BALANCE at Jan. 31, 2011	3		987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
BALANCE at Oct. 31, 2010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution declared $.76, $.65, $.55, for January 13,2012, January 14,2011 and January 15,2010 respectively and paid on February 20, 2012, 2011 and 2010 respectively			(8,528,006)
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(656,001)
BALANCE at May. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(7,872,006)
BALANCE at Aug. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.12, $.60,$.05,$.91,$.80,$.125,$.22,$.38 per unit for November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, November 20, 2009, May 20, 2009, respectively			(14,694,411)
BALANCE at Nov. 20, 2011
BALANCE at Jan. 31, 2011	3		987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	33,237,332		33,237,332
BALANCE at Jan. 31, 2012	3		1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
BALANCE at Oct. 31, 2011
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution declared $.76, $.65, $.55, for January 13,2012, January 14,2011 and January 15,2010 respectively and paid on February 20, 2012, 2011 and 2010 respectively			(9,971,208)
BALANCE at Jan. 31, 2012			$ 1,031,508	$ 3
BALANCE (in units) at Jan. 31, 2012		13,120,010

STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) (USD $)	3 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Jan. 31, 2010	Jul. 31, 2009
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
Distribution paid (in dollars per unit)	$ 1.12	$ 0.6	$ 0.05	$ 0.91	$ 0.8	$ 0.125	$ 0.22	$ 0.38
Distributions declared (in dollars per unit)	$ 0.76			$ 0.65			$ 0.55

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
OPERATING ACTIVITIES
Royalties received	$ 33,997,720	$ 31,195,990	$ 17,841,808
Interest received	5,412	17,033	17,901
Expenses paid	(887,998)	(854,432)	(843,818)
NET CASH FROM OPERATING ACTIVITIES	33,115,134	30,358,591	17,015,891
INVESTING ACTIVITIES
Maturities of U.S. Government securities	767,400	2,180,000	329,000
Purchases of U.S. Government securities	(572,327)	(998,374)	(1,839,094)
NET CASH FROM (USED FOR) INVESTING ACTIVITIES	195,073	1,181,626	(1,510,094)
FINANCING ACTIVITY
Distributions to unitholders	(31,750,424)	(31,291,223)	(9,315,207)
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,559,783	248,994	6,190,590
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	8,693,691	8,444,697	2,254,107
CASH AND CASH EQUIVALENTS, END OF YEAR	10,253,474	8,693,691	8,444,697
RECONCILIATION OF NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Net income	33,237,332	32,463,194	12,423,662
Decrease (increase) in accrued income receivable	(155,194)	641,152	1,848,040
Decrease (increase) in prepaid expense	(3,560)	(19,785)	1
Increase (decrease) in accrued expenses	36,556	44,030	(25,812)
(Decrease) increase in deferred royalty revenue		(2,770,000)	2,770,000
NET CASH FROM OPERATING ACTIVITIES	33,115,134	30,358,591	17,015,891
NON CASH FINANCING ACTIVITY
Distributions declared	$ 9,971,208	$ 8,528,006	$ 7,216,005

NATURE OF BUSINESS AND ORGANIZATION	12 Months Ended
Jan. 31, 2012
NATURE OF BUSINESS AND ORGANIZATION
NATURE OF BUSINESS AND ORGANIZATION

NOTE 1 -                                          NATURE OF BUSINESS AND ORGANIZATION

Nature of Business

Mesabi Trust was created in 1961 upon the liquidation of Mesabi Iron Company. The sole purpose of the Trust, as set forth in the Agreement of Trust dated as of July 18, 1961, is to conserve and protect the Trust Estate and to collect and distribute the income and proceeds there from to the Trust’s certificate holders after the payment of, or provision for, expenses and liabilities. The Agreement of Trust prohibits the Trust from engaging in any business.  In accordance with the Agreement of Trust, the Trust will terminate twenty-one years after the death of the survivor of twenty-five persons named in an exhibit to the Agreement of Trust, the youngest of whom is believed to be fifty one years old.

The lessee/operator of Mesabi Trust’s mineral interests is Northshore Mining Corporation (NMC), a subsidiary of Cliffs Natural Resources Inc (Cliffs). Cliffs is among the world’s largest producers of iron ore products. Prior to September 30, 1994, the lessee/operator had been a subsidiary of Cyprus Amax Minerals Company and was named Cyprus Northshore Mining Corporation (Cyprus NMC).

Organization

The beneficial interest in Mesabi Trust is represented by 13,120,010 transferable units distributed on July 27, 1961 to shareholders of Mesabi Iron Company.

The Trust’s status as a grantor trust was confirmed by letter ruling addressed to Mesabi Iron Company from the Internal Revenue Service in 1961. As a grantor trust, Mesabi is exempt from Federal income taxes and its income is taxable directly to the Unitholders.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 -                                          SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

The Trust considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.  As of January 31, 2012 and 2011, the Trust held $10,253,474 and $157,742, respectively, in a money market fund that invests primarily in obligations of the U.S. Treasury, which it considers to be cash and cash equivalents.

Investments

The Trust invests solely in U.S. Government securities. The Trustees determine the appropriate classifications of the securities at the time they are acquired and evaluate the appropriateness of such classifications as of each balance sheet date.

The U.S. Government securities are classified as held-to-maturity securities as the Trust has the positive intent and ability to hold to maturity and are therefore stated at amortized cost.

Revenue Recognition

Royalty income under the amended lease agreements with NMC is recognized as it is earned. Under such agreements, royalties are earned upon shipment from Silver Bay, Minnesota (NMC’s location), regardless of whether the actual sales proceeds for any shipment are received by NMC’s parent, Cliffs.  The amount of base overriding royalties and royalty bonuses payable are determined on the volume of tonnage shipped from Silver Bay, Minnesota during each calendar quarter and the actual proceeds to Cliffs resulting from such shipments.

Royalty income includes accrued income receivable.  Accrued income receivable represents royalty income earned but not yet received by the Trust under the royalty agreements described elsewhere in these notes.  Accrued income receivable is calculated based on (i) shipments during the last month of Mesabi Trust’s fiscal year, if any, and (ii) net positive price adjustment mechanisms in the agreements between Cliffs and its customers that determine the final sales price of the shipments from Silver Bay, Minnesota.

Adjustments to royalty income may result from changes in final reconciliations of tonnage shipped by NMC with the final amounts received from NMC customers.  Adjustments may also result from revisions to estimated prices previously used to record revenue for tonnage shipped.  Pricing decreases may give rise to negative price adjustments which may be applied against future royalty income recognized by the Trust.

During the fourth quarter of fiscal 2012, negative price adjustments were recorded by Mesabi Trust as a result of price adjustment mechanisms in the agreements between Cliffs and its customers that determine the final sales price of the shipments from NMC with respect to certain shipments during calendar years 2009, 2010 and 2011.  The negative price adjustments were then offset against the Trust’s accrued income receivable as of January 31, 2012.  As of January 31, 2012, the Trust recognized revenue related to approximately 667,000 tons of iron ore that were shipped by NMC as of December 31, 2011, but for which Cliffs has indicated that final pricing is not yet known.  Pricing related to these tons is expected to be finalized in the first calendar quarter of 2013.

Royalty income under the Peters Lease fee agreement is also recognized quarterly as it is earned. Under such agreement, however, royalties are earned at the option of NMC either upon mining of crude ore from Peters Lease lands or upon shipment from Silver Bay of iron ore product produced from Peters Lease lands.

Fixed Property, Including Intangibles

The Trust’s fixed property, including intangibles, is recorded at nominal values and includes the following:

1.                                      The entire beneficial interest as assignor in the Amended Peters Lease Assignment and the Amended Cloquet Lease Assignment covering taconite properties in Minnesota which are leased to NMC.

2.                                  The entire beneficial interest in Mesabi Land Trust which owns a 20% fee interest in the lands subject to the Peters Lease and the entire fee interest in other properties in Minnesota.

Deferred Royalty Revenue

Deferred royalty revenue, if any, represents an estimate of decreases in pellet revenue related to tons of iron ore that were shipped by Northshore, but for which Northshore has indicated that final pricing is not yet known and is adjusted in accordance with the Trust’s revenue recognition policy each quarter as updated pricing information is received.

Net Income Per Unit

Net income per unit is computed by dividing net income available to Unitholders by the weighted average number of units outstanding.

Concentration of Credit Risk

Financial instruments which potentially subject the Trust to concentrations of credit risk consist primarily of cash that is maintained at an FDIC insured financial institution. At times during the year the Trust’s cash balance may exceed insured limits.

As further described in Note 1, NMC is the lessee/operator of the Mesabi Trust land.  All royalty income earned by the Trust is received from NMC, and accordingly, substantially all of the accrued income receivable is also due from NMC.

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires the Trustees to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Specifically, the accrued income receivable, deferred royalty revenue and related royalty revenue are significant estimates which are subject to change in the near term, and changes to these estimates could have a material effect on the Trust’s financial statements.

Subsequent Events

Material subsequent events are evaluated for recognition or disclosure in the accompanying financial statements.

Fair Value Measures

Valuation Hierarchy

GAAP establishes a three-level valuation hierarchy for classification of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

·        Level 1 — Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

·        Level 2 — Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

·        Level 3 — Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

The carrying amounts of financial instruments approximated fair value as of January 31, 2012 and 2011, because of the relative short maturity of these instruments.

Recent Accounting Pronouncements

The Trust has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on the Trust ‘s financial condition . Various accounting standards and interpretations were issued in 2011 with effective dates subsequent to January 31, 2012. The Trust has evaluated the recently issued accounting pronouncements that are effective in 2012 and believe that none of them will have a material effect on the Trust ‘s financial position, results of operations or cash flows when adopted.

U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2012
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

NOTE 3 -                                          U. S. GOVERNMENT SECURITIES

U.S. government securities at January 31, 2012 and 2011 are classified as held-to-maturity and mature as follows:

	2012		2011
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$—	$—	$668,889	$669,338

Due after one year through three years	473,816	474,404	—	—

	$473,816	$474,404	$668,889	$669,338

ROYALTY AGREEMENT	12 Months Ended
Jan. 31, 2012
ROYALTY AGREEMENT
ROYALTY AGREEMENT

NOTE 4 -                                          ROYALTY AGREEMENT

The current royalty rate schedule became effective on August 17, 1989, which was established pursuant to certain agreements (the “Amended Assignment Agreements”) the Trust entered into with Cyprus Northshore Mining Corporation (“Cyprus NMC”).  Pursuant to the Amended Assignment Agreements, overriding royalties are determined by both the volume and selling price of iron ore products shipped.

Pursuant to the Amended Assignment Agreements, NMC is obligated to pay Mesabi Trust base overriding royalties, in varying amounts constituting a percentage of the gross proceeds of shipments, from Silver Bay, Minnesota, of iron ore product produced from Mesabi Trust lands or, to a limited extent, other lands.  NMC is obligated to make payments of overriding royalties on product shipments within 30 days following the calendar quarter in which such shipments occur.  NMC resumed mining operations and shipping product from Silver Bay in the second calendar quarter of 1990, and the first payment of overriding royalties was made in July 1990.

Royalty bonuses are payable on all iron ore products produced from Mesabi Ore shipped from Silver Bay during a calendar quarter and sold at prices above the Adjusted Threshold Price.  The Adjusted Threshold Price was $48.81 per ton for calendar year 2010, $49.35 per ton for calendar year 2011 and will be $50.54 per ton for calendar year 2012.  The Adjusted Threshold Price is subject to adjustment (but not below $30 per ton) for inflation and deflation and is determined each year on the basis of the change in the Gross Domestic Product Implicit Price Deflator, a broad based index of inflation and deflation published quarterly by the U.S. Department of Commerce.

NMC also is obligated to pay to Mesabi Trust a minimum advance royalty of $500,000 per annum, subject to adjustment for inflation and deflation (but not below $500,000), which is credited against base overriding royalties and royalty bonuses. NMC is obligated to make quarterly payments of the minimum advance royalty in January, April, July and October of each year. For the calendar year ending December 31, 2012, the minimum advance royalty is $844,452. The minimum annual advance royalty was $822,783 and $813,729 for the calendar years ended December 31, 2011 and 2010, respectively.

UNALLOCATED RESERVE AND DISTRIBUTIONS	12 Months Ended
Jan. 31, 2012
UNALLOCATED RESERVE AND DISTRIBUTIONS
UNALLOCATED RESERVE AND DISTRIBUTIONS

NOTE 5 -                                          UNALLOCATED RESERVE AND DISTRIBUTIONS

The Trustees have determined that the unallocated cash and U.S. Government securities portion of the Unallocated Reserve should be maintained at a prudent level, usually within the range of $500,000 to $1,000,000, to meet present or future liabilities of the Trust.  The actual amount of the unallocated cash and U.S. Government securities portion of the Unallocated Reserve will fluctuate from time to time, and it may increase or decrease from its current level.

The Trustees determine the level of distributions on a quarterly basis after receiving notification from NMC as to the amount of royalty income that will be received and after determination of any known or anticipated expenses, liabilities and obligations of the Trust.  As a result of fluctuations in the accrued income receivable portion of the Unallocated Reserve, future distributions may vary depending upon the adjustments to royalty income, which are determined by NMC, and the level of Trust expenses that the Trustees anticipate occurring in subsequent quarters.

During the fiscal years ended January 31, 2012, 2011, and 2010, the Trustees distributed cash payments totaling $31,750,424 ($2.42 per Unit), $31,291,223 ($2.385 per Unit), and $9,315,207 ($.71 per Unit), respectively. In addition, in January 2012 the Trustees declared a distribution of $0.76 per Unit of beneficial interest, which was paid in February 2012.

SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)	12 Months Ended
Jan. 31, 2012
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 -                                          SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2012 and 2011 are presented below:

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,278,048	$10,333,266	$13,968,405	$6,578,607
Expenses	214,787	200,981	212,068	293,158

Net income	$3,063,261	$10,132,285	$13,756,337	$6,285,449

Net income per unit	$0.233	$0.772	$1.049	$0.479

	2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$4,992,827	$11,233,980	$11,576,313	$5,538,751
Expenses	207,862	224,686	179,747	266,382

Net income	$4,784,965	$11,009,294	$11,396,566	$5,272,369

Net income per unit	$0.365	$0.839	$0.869	$0.401